IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	$ 865,959	$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10,180	$ 9,960
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 7,770	$ 7,450
Exposure percentage	76.30%	74.80%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 2,250	$ 2,400
Exposure percentage	22.10%	24.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 150	$ 100
Exposure percentage	1.50%	1.00%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 10
Exposure percentage	0.10%	0.10%